DECOMMISSIONING AND RESTORATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2020
DECOMMISSIONING AND RESTORATION PROVISION
Schedule of the decommissioning and restoration provision

	For the year ended
	December 31,	December 31,
	2020	2019
Opening balance	$21,239	$18,947
Change in amount and timing of cash flows	2,812	(133)
Change in discount rate	1,643	2,028
Accretion of decommissioning and restoration provision	262	446
Settlement of decommissioning and restoration provision	—	(49)
Ending balance	$25,956	$21,239